Intangible Assets and Goodwill (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Amortization expense	$ 482,000	$ 379,000	$ 959,000	$ 758,000
Increase in goodwill	300,000				869,000
Goodwill	$ 6,323,000		$ 6,323,000		$ 6,023,000	$ 5,154,000	$ 5,154,000